November 1, 2024

Securities and Exchange Commission

Office of Filings and Information Services

100 F Street, NE

Washington, D.C. 20549

Re:        BNY Mellon Advantage Funds, Inc. (the "Registrant")
  BNY Mellon Dynamic Value Fund

BNY Mellon Opportunistic Midcap Value Fund

BNY Mellon Opportunistic Small Cap Fund

BNY Mellon Technology Growth Fund

1933 Act File No.:  33-51061

1940 Act File No.: 811-07123

CIK No.: 0000914775

Ladies and Gentlemen:

Transmitted for filing is Form N-CSR for the above-referenced series of the Registrant for the annual period ended August 31, 2024.

Please direct any questions or comments to the attention of the undersigned at (412) 234-2722.

Sincerely yours,

 /s/ Lori Close
Lori Close
Associate, Paralegal II

Enclosure